Interest-bearing loans and borrowings - Venture Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 26, 2024	Apr. 22, 2024	Apr. 09, 2024	Feb. 12, 2024
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 41,315	$ 5,000	$ 54,935	$ 9,000
Borrowings, interest rate							9.50%
Repayment of venture debt	$ 23,000	$ 0	$ 0
Interest on loans	22,465	9,584	8,146
Interest paid, classified as financing activities	$ 6,587	$ 1,356	$ 1,467